Interest expense and other financial income and expense (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial income and expense [abstract]
Interest income	$ 110	$ 43	$ 33
Dividend income	1	1	1
Net capital losses on available-for-sale securities	(1)	(1)	(8)
Income on forward contracts and options			1
Impairment of commodities and available-for-sale securities, net	12	7	(132)
Other financial expense	(25)	(20)	(23)
Monetary loss from hyperinflation			(72)
Currency result, net	(58)	(477)	(254)
Total other financial income and expense	$ 39	$ (447)	$ (454)